EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 19 — EMPLOYEE BENEFITS

Total assets and liabilities of all types of employee benefits granted by the Company and its subsidiaries as of December 31, 2017 are as follows:

	2017	2016
Plan assets - Defined contribution pension plan	1,149	1,490
Plan assets - Defined benefit pension plan	—	55,307

Total assets	1,149	56,797

Actuarial liabilities - Defined benefit pension plan	1,084,758	1,144,080
Acturial liabilities - Post-employment health care benefit	316,230	305,447
Retirement and termination benefit liabilities	23,876	55,276

Total liabilities	1,424,864	1,504,803

Current	253	409
Non-current	1,424,611	1,504,394

a)      Post-employment defined benefit pension plan

The Company’s Canadian and US subsidiaries sponsor defined benefit plans (Canadian Plan and American Plan), collectively referred to as the North-American Plans, that cover substantially all their employees and provide supplemental benefits to employees during retirement.

Additionally, the Company and its subsidiaries in Brazil sponsored a defined benefit pension plan (Brazilian plans), which are managed through Gerdau - Sociedade de Previdência Privada, a closed supplementary pension entity. In 2010, it was approved the settlement of a defined benefit plan, in which the participants had the rights for the benefit settled. All participants of those plans, which are now settled, were able to: (i) choose to adhere to a new defined contribution plan, when it was authorized to transfer the amount related to the individual mathematical reserve from the settled plan for the new plan and add amounts to this reserve through future contributions and sponsors, plus the resources profitability; or (ii) do not transfer the reserve and maintain the benefit settled in the defined benefit plan, adjusted by the INPC (National Index of Consumer Prices).

The assumptions adopted for pension plans can have a significant effect on the amounts disclosed and recorded for these plans. Due to the migration process and the closing of the Brazilian pension plans in 2010, the Company is not calculating the potential effects of changes in discount rates and expected return rate on assets for these plans. The potential effects of changes to the North-American Plans on the Consolidated Statement of Income are presented below:

	1% Increase	1% Decrease
Discount rate	(19,286)	15,457

The accumulated amount recognized in other Comprehensive Income for employee benefits is R$ (1,227,722) as of December 31, 2017 (R$ (1,111,842) as of December 31, 2016).

Defined Benefit Pension Plan

The current expenses of the defined benefit pension plans are as follows:

	2017	2016	2015
Cost of current service	60,595	57,619	121,962
Interest expense	90,381	199,389	226,406
Return on plan assets	(64,128)	(186,856)	(216,005)
Past service cost	1,082	2,788	(151,685)
Curtailment	—	—	(4,510)
Settlement	(566)	609	—
Interest cost on unrecoverable surplus	21,211	22,916	23,515

Net pension cost	108,575	96,465	(317)

The reconciliations of assets and liabilities of the plans are as follows:

	2017	2016
Present value of defined benefit obligation	(4,314,592)	(4,174,653)
Fair value of plan assets	3,456,613	3,292,890
Asset ceiling restrictions on recognition of net funded assets	(226,779)	(207,010)

Net	(1,084,758)	(1,088,773)

Plan assets	—	55,307

Defined benefit obligation	(1,084,758)	(1,144,080)

Changes in plan assets and actuarial liabilities were as follows:

	2017	2016	2015
Variation of the plan obligations
Obligation at the begining of the year	4,174,653	4,739,299	3,791,670
Cost of service	60,595	57,619	121,962
Interest expense	195,557	199,389	226,406
Payments of the benefits	(335,471)	(317,505)	(398,778)
Past service cost	1,082	2,788	(114,899)
Curtailment	—	—	(41,296)
Settlement	(52,035)	609	—
Acturial remeasurements	235,549	186,905	(202,749)
Liabilities held for sale (note 3.4)	(101,794)	—	—
Exchange Variance	136,456	(694,451)	1,356,983

Obligation at the end of the year	4,314,592	4,174,653	4,739,299

	2017	2016	2015
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,292,890	3,865,411	3,319,133
Return of the plan assets	169,304	186,857	216,005
Contributions from sponsors	111,450	(47,574)	(14,986)
Curtailment	—	—	(5,248)
Settlement	(51,469)	(6,710)	—
Payments of benefits	(335,471)	(317,505)	(398,778)
Remeasurement	232,214	109,153	(235,275)
Assets held for sale (note 3.4)	(73,127)	—	—
Exchange Variance	110,822	(496,742)	984,560

Fair value of plan assets at the end of the year	3,456,613	3,292,890	3,865,411

The fair value of plan assets include shares of the Company in the amount of R$ 3,558 as of December 31, 2017 (R$ 1,895 as of December 31, 2016).

Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income are as follows:

	2017	2016	2015
Remeasurements	(232,214)	(109,153)	235,275
Actuarial Remeasurements	235,549	186,905	(202,749)
Restriction recognized in Other Comprehensive Income	(1,696)	3,065	(44,453)

Remeasurements recognized in Other Comprehensive Income	1,639	80,817	(11,927)

The historical actuarial remeasurements are as follows:

	2017	2016	2015	2014	2013
Present value of defined benefit obligation	(4,314,592)	(4,174,653)	(4,739,299)	(3,791,670)	(3,113,818)
Fair value of the plan assets	3,456,613	3,292,890	3,865,411	3,319,133	3,081,582

Surplus (Deficit)	(857,979)	(881,763)	(873,888)	(472,537)	(32,236)

Experience adjustments on plan liabilities (Gain)	235,549	186,905	(202,749)	466,829	(272,767)

Experience adjustments on plan assets (Gain)	(232,214)	(109,153)	235,275	(69,748)	33,417

Actuarial remeasurements are recognized in the period in which they occur and are recorded directly in comprehensive income.

The allocations for plan assets are presented below:

	2017
	Brazilian Plans	American Plans
Fixed income	98.0%	48.3%
Variable income	—	45.0%
Others	2.0%	6.7%

Total	100.0%	100.0%

	2016
	Brazilian Plans	American Plans
Fixed income	97.0%	45.8%
Variable income	—	48.5%
Others	3.0%	5.7%

Total	100.0%	100.0%

The investment strategy for the Brazilian Plan is based on a long-term macroeconomic scenario. This scenario assumes a reduction in Brazil’s sovereign risk, moderate economic growth, stable levels of inflation, exchange rates and moderate interest rates.

The Canadian and American subsidiaries have an Investment Committee that defines the investment policy for the defined benefit plans. The primary investment objective is to ensure the security of benefits that were accrued under the plans, providing an adequately funded asset pool which is separated and independent of the Company. To reach this objective, the fund must invest in a manner that adheres to safeguards and diversification to which a prudent investor of pension funds would normally adhere. These subsidiaries retain specialized consultants that advice and support Investment Committee decisions and recommendations.

The asset mix policy considers the principles of diversification and long-term investment goals, as well as liquidity requirements. To do this, the target allocation ranges between 50% in shares, 40% in debt securities and 10% in alternative securities.

The tables below show a summary of the assumptions used to calculate the defined benefit plans in 2017 and 2016, respectively:

	2017
	Brazilian Plan	North America Plan
Average discount rate	9.84%	3.25% - 4.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2017
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2017
Rate of rotation	Based on service and salary level/null	Based on age and/or the service

	2016
	Brazilian Plan	North America Plan
Average discount rate	10.87%	3.75% - 4.25%
Rate of increase in compensation	Not applicable	3.25%
Mortality table	RP-2000	CPM-2014 and RP-2014
Mortality table of disabled	AT-2000 per sex	Rates by age
Rate of rotation	Based on service and salary level/null	Based on age and/or the service

b)      Post-employment defined contribution pension plan

The Company and its subsidiaries in Brazil, in the United States and in Canada maintain a defined contribution plan to which contributions are made by the sponsor in proportion to the contributions made by its participating employees. The total cost of these plans was R$ 132,399 in 2017 (R$ 143,561 in 2016).

c)      Post-employment health care benefit plan

The North American plans include, in addition to pension benefits, specific health care benefits for employees who retire after a certain age and with a certain number of years of service. The Americans and Canadian subsidiaries have the right to change or eliminate these benefits, and the contributions are actuarially calculated.

The net periodic costs of post-employment health care benefits are as follows:

	2017	2016	2015
Current service cost	4,441	4,481	5,935
Interests expense	12,162	15,494	18,981
Past service cost	5,769	(75,787)	—

Net cost pension benefit	22,372	(55,812)	24,916

The funded status of the post-employment health benefits plans is as follows:

	2017	2016
Present value of obligations	(316,364)	(305,447)

Total net liabilities	(316,364)	(305,447)

Changes in plan assets and actuarial liabilities were as follows:

	2017	2016	2015
Change in benefit obligation
Benefit obligation at beginning of the year	305,447	446,842	351,538
Cost of service	4,441	4,481	5,935
Interest expense	12,162	15,494	18,981
Past service cost	5,769	(75,787)	—
Contributions from participants	1,556	2,212	2,206
Payment of benefits	(14,230)	(14,799)	(17,245)
Remeasurements	(14,452)	(3,673)	(45,884)
Exchange variations	15,671	(69,323)	131,311

Benefit obligation at the end of the year	316,364	305,447	446,842

	2017	2016	2015
Change in plan assets
Contributions from sponsors	12,572	12,463	14,733
Contributions from participants	1,556	2,212	2,206
Payments of benefits	(14,128)	(14,675)	(16,939)

Fair value of plan assets at end of the year	—	—	—

The historical actuarial gains and losses of the plans are as follows:

	2017	2016	2015	2014	2013
Present value of defined benefit obligation	(316,364)	(305,488)	(446,843)	(351,538)	(369,086)

Deficit	(316,364)	(305,488)	(446,843)	(351,538)	(369,086)

Experience adjustments on plan liabilities	(14,452)	(3,673)	(45,884)	42,345	(20,980)

The amounts recognized as actuarial gains and losses in other comprehensive income are as follows:

	2017	2016	2015
Losses on actuarial obligation	14,452	(3,673)	(45,884)

Actuarial losses recognized in Equity	14,452	(3,673)	(45,884)

The accounting assumptions adopted for post-employment health benefits are as follows:

	2017	2016
Average discount rate	3.25% - 3.50%	3.75% - 4.25%
Health treatment - rate assumed next year	6.88% - 7.60%	6.40% - 6.80%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2026 to 2041	4.00% - 4.50%	4.00% - 4.50%

The assumptions adopted for post-employment health benefits have a significant effect on the amounts disclosed and recorded for post-employment health benefits plans. The change of one point percentage on discount rates would have the following effects:

	1% Increase	1% Decrease
Effect over total service costs and interest costs	92	(765)
Effect over benefit plan obligations	37,871	(47,434)

d) Other retirement and termination benefits

The benefits of this plan provide a compensation supplement up to retirement date, cost of living allowance, and other benefits as a result of termination and retirement of the employees. The Company estimates that the total obligation for these benefits was R$ 23,876 as of December 31, 2017 (R$ 55,276 as of December 31, 2016).